Revenue and Segment Analysis - Summary of Reconciliation of Operating Profit to Adjusted Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Abstract]
Operating profit	£ 2,101	£ 1,964	£ 1,905
Adjustments:
Amortisation of acquired intangible assets	295	288	314
Acquisition-related costs	84	84	56
Reclassification of tax in joint ventures	12	11	10
Reclassification of finance income in joint ventures	(1)	(1)	(1)
Adjusted operating profit	£ 2,491	£ 2,346	£ 2,284